Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Real Estate Fund

October 31, 2019

ZXL-QTLY-1219
1.9881645.102

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Capital Markets - 0.0%
Asset Management & Custody Banks - 0.0%
Ashford, Inc. (a)	1	$24
Equity Real Estate Investment Trusts (REITs) - 96.9%
REITs - Apartments - 22.3%
American Homes 4 Rent Class A	1,450	38,382
Apartment Investment & Management Co. Class A	438	24,037
AvalonBay Communities, Inc.	286	62,251
Camden Property Trust (SBI)	203	23,217
Equity Residential (SBI)	951	84,316
Essex Property Trust, Inc.	98	32,059
Invitation Homes, Inc.	838	25,802
UDR, Inc.	2,030	102,008
		392,072
REITs - Diversified - 13.8%
Crown Castle International Corp.	132	18,320
Digital Realty Trust, Inc.	694	88,166
Duke Realty Corp.	2,336	82,087
Equinix, Inc.	60	34,007
VICI Properties, Inc.	221	5,205
Washington REIT (SBI)	500	15,510
		243,295
REITs - Health Care - 12.5%
Healthcare Trust of America, Inc.	799	24,769
Ventas, Inc.	1,481	96,413
Welltower, Inc.	1,088	98,671
		219,853
REITs - Hotels - 3.8%
Braemar Hotels & Resorts, Inc.	521	4,809
DiamondRock Hospitality Co.	1,928	19,241
Host Hotels & Resorts, Inc.	2,107	34,534
RLJ Lodging Trust	507	8,320
		66,904
REITs - Management/Investment - 1.5%
American Assets Trust, Inc.	319	15,618
Lexington Corporate Properties Trust	936	10,184
		25,802
REITs - Manufactured Homes - 6.5%
Equity Lifestyle Properties, Inc.	973	68,052
Sun Communities, Inc.	285	46,355
		114,407
REITs - Office Property - 11.9%
Boston Properties, Inc.	641	87,945
Brandywine Realty Trust (SBI)	1,747	26,694
Highwoods Properties, Inc. (SBI)	428	20,030
Mack-Cali Realty Corp.	507	10,860
Piedmont Office Realty Trust, Inc. Class A	853	19,141
SL Green Realty Corp.	423	35,363
VEREIT, Inc.	905	8,905
		208,938
REITs - Regional Malls - 2.5%
Simon Property Group, Inc.	297	44,752
REITs - Shopping Centers - 5.5%
Acadia Realty Trust (SBI)	590	16,508
Kimco Realty Corp.	1,608	34,668
Regency Centers Corp.	679	45,656
		96,832
REITs - Single Tenant - 1.1%
Spirit Realty Capital, Inc.	376	18,740
REITs - Storage - 4.8%
CubeSmart	1,012	32,080
Extra Space Storage, Inc.	458	51,420
		83,500
REITs - Warehouse/Industrial - 10.7%
Americold Realty Trust	366	14,673
Prologis, Inc.	1,985	174,203
		188,876

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,703,971

Media - 0.4%
Advertising - 0.4%
Clear Channel Outdoor Holdings, Inc. (a)	3,246	7,563
Real Estate Management & Development - 0.9%
Real Estate Development - 0.9%
Instone Real Estate Group BV (a)(b)	635	14,873
TOTAL COMMON STOCKS
(Cost $1,505,310)		1,726,431

Money Market Funds - 2.7%
Fidelity Cash Central Fund 1.83% (c)
(Cost $48,045)	48,036	48,045
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,553,355)		1,774,476
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(16,654)
NET ASSETS - 100%		$1,757,822

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,873 or 0.8% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54
Total	$54

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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